Related parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Feb. 24, 2023	Dec. 31, 2022
Transactions with Related Party [Abstract]
Financial income	$ 17,414	$ 5,934
Financial expense	$ (243,083)	(243,208)
Loan interest rate			4.21%
Arroyo Netherlands II B.V [Member] | SOFR [Member]
Transactions with Related Party [Abstract]
Interest rate	6.31%
Akuo Atlantica PMGD Holding S.P.A. [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.75%
Colombian Portfolio of Renewable Energy Entities [Member]
Transactions with Related Party [Abstract]
Equity interest	50.00%
Colombian Portfolio of Renewable Energy Entities [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.00%
JGC Corporation [Member] | EURIBOR [Member]
Transactions with Related Party [Abstract]
Interest rate	2.50%
Related Parties [Member]
Details of Balances [Abstract]
Receivables (current)	$ 1,972			$ 1,224
Receivables (non-current)	37,039			17,510
Payables (current)	3,412			4,783
Payables (non-current)	4,764			6,088
Related Parties [Member] | Non-controlling Interest [Member] | Algonquin [Member]
Details of Balances [Abstract]
Receivables (current)	38			0
Receivables (non-current)	0			0
Payables (current)	0			4,762
Payables (non-current)	0			0
Related Parties [Member] | Non-controlling Interest [Member] | JGC Corporation [Member]
Details of Balances [Abstract]
Receivables (current)	0			0
Receivables (non-current)	0			0
Payables (current)	0			0
Payables (non-current)	4,737			6,088
Related Parties [Member] | Non-controlling Interest [Member] | Algerian Energy Company, SPA [Member]
Details of Balances [Abstract]
Receivables (current)	0			0
Receivables (non-current)	0			0
Payables (current)	3,389			0
Payables (non-current)	0			0
Related Parties [Member] | Non-controlling Interest [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	3			0
Receivables (non-current)	0			0
Payables (current)	0			21
Payables (non-current)	27			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	943			1,097
Receivables (non-current)	17,006			17,006
Payables (current)	0			0
Payables (non-current)	0			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Details of Balances [Abstract]
Receivables (current)	38			0
Receivables (non-current)	8,364			504
Payables (current)	0			0
Payables (non-current)	0			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Portfolio of Renewable Energy Entities [Member]
Details of Balances [Abstract]
Receivables (current)	0			0
Receivables (non-current)	11,515			0
Payables (current)	23			0
Payables (non-current)	0			0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	32			127
Receivables (non-current)	154			0
Payables (current)	0			0
Payables (non-current)	0			0
Other Related Parties [member] | Atlantica's Partner in Colombia [Member]
Details of Balances [Abstract]
Receivables (current)	918			0
Receivables (non-current)	0			0
Payables (current)	0			0
Payables (non-current)	0			$ 0
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	2,044	996
Financial expense	(234)	(143)
Subsidiaries [Member] | Non-controlling Interest [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	0
Financial expense	(234)	(143)
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Transactions with Related Party [Abstract]
Financial income	1,346	996
Financial expense	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Transactions with Related Party [Abstract]
Financial income	403	0
Financial expense	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Portfolio of Renewable Energy Entities [Member]
Transactions with Related Party [Abstract]
Financial income	295	0
Financial expense	$ 0	$ 0